Basis of Preparation and Significant Accounting Policies	6 Months Ended
Jun. 30, 2022
Disclosure Of Basis Of Preparation And Significant Accounting Policies [Abstract]
Basis of Preparation and Significant Accounting Policies
Note 2 - Basis of Preparation and Significant Accounting Policies

The accounting policies applied by the Company in these condensed consolidated unaudited interim financial statements are the same as those applied by the Company in its annual financial statements for 2021.

A.          Statement of compliance

These condensed consolidated interim financial statements have been prepared in accordance with IAS 34 Interim Financial Reporting and do not include all of the information required for full annual financial statements. They should be read in conjunction with the Company’s financial statements as at and for the year ended December 31, 2021 (hereinafter – “the annual financial statements”).

These condensed consolidated interim financial statements were authorized for issue on September 22, 2022.

B.          Use of estimates and judgments

The preparation of financial statements in conformity with IFRS requires management to exercise judgment when making assessments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses.  Actual results may differ from these estimates.

The significant judgments made by management in applying the Company’s accounting policies and the principal assumptions used in the estimation of uncertainty were the same as those that applied to the annual financial statements.

C.          Initial application of new standards, amendments to standards and interpretations

Amendment to IAS 16, Property, Plant and Equipment (“the Amendment”) –
The Amendment annuls the requirement by which in the calculation of costs directly attributable to fixed assets, the net proceeds from selling certain items that were produced while the Company tested the functioning of the asset should be deducted (such as samples that were produced when testing the equipment). Instead, such proceeds shall be recognized in profit or loss and the cost of the sold items will be measured according to the measurement requirements of IAS 2, Inventories.

The Amendment is applied retrospectively, including an amendment of comparative data, only with respect to fixed asset items that have been brought to the location and condition required for them to operate in the manner intended by management subsequent to the earliest reporting period presented at the date of initial application of the Amendment.

The cumulative effect of the Amendment was included in the opening balance of retained earnings for the earliest reporting period presented.

As a result of applying the Amendment the Company recognized an increase in the balance of fixed assets against a corresponding increase in retained earnings and the deferred tax in 2021. Please see the tables below:

	December 31, 2021
	€ in thousands
	As previously reported	Application effect IAS16- Amendment	As reported in these financial statements
	Audited	Unaudited	Unaudited

Fixed assets	340,065	832	340,897
Deferred tax	8,836	208	9,044
Accumulated deficit	(7,217)	318	(6,899)
Non-Controlling Interest	(2,037)	306	(1,731)

Revenues	44,783	938	45,721
Operating expenses	(17,524)	(66)	(17,590)
Depreciation and amortization expenses	(15,076)	(40)	(15,116)
Tax benefit (Taxes on income)	2,489	(208)	2,281
Profit (loss) attributable to:
Owners of the Company	(15,408)	318	(15,090)
Non-controlling interests	(4,856)	306	(4,550)

Basic loss per share	(1.20)	0.02	(1.18)
Diluted loss per share	(1.20)	0.02	(1.18)

	June 30, 2021
	€ in thousands
	As previously reported	Application effect IAS16- Amendment	As reported in these financial statements
	Unaudited

Fixed assets	312,983	852	313,835
Deferred tax	8,124	213	8,337
Accumulated deficit	2,613	326	2,939
Non-Controlling Interest	7,239	313	7,552

Revenues	19,455	938	20,393
Operating expenses	(7,506)	(66)	(7,572)
Depreciation and amortization expenses	(7,056)	(20)	(7,076)
Tax benefit (Taxes on income)	(93)	(213)	(306)
Profit (loss) attributable to:
Owners of the Company	(5,578)	326	(5,252)
Non-controlling interests	(223)	313	90

Basic loss per share	(0.44)	0.03	(0.41)
Diluted loss per share	(0.44)	0.03	(0.41)

Amendment to IAS 37, Provisions, Contingent Liabilities and Contingent Assets – Costs of Fulfilling a Contract (“the Amendment”) –

According to the Amendment, when assessing whether a contract is onerous, the costs of fulfilling a contract that should be taken into consideration are costs that relate directly to the contract, which include the following:

-	Incremental costs; and

-	An allocation of other costs that relate directly to fulfilling a contract (such as depreciation expenses for fixed assets used in fulfilling that contract and other contracts).

The Amendment is applied retrospectively as from January 1, 2022, in respect of contracts where the entity has not yet fulfilled all its obligations.

Application of the Amendment did not have a material effect on the financial statements.